UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds,
              Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch S&P 500 Index Fund
Schedule of Investments as of March 31, 2005

                          Beneficial Interest             Mutual Funds                                          Value
---------------------------------------------------------------------------------------------------------------------------
                              $ 2,120,160,854             Master S&P 500 Index,Series                       $ 2,553,150,185
---------------------------------------------------------------------------------------------------------------------------
                                                          Total Mutual Funds
                                                          (Cost - $2,200,932,541) - 100.1%                    2,553,150,185
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $2,200,932,541) - 100.1%                                                            2,553,150,185

Liabilities in Excess of Other Assets - (0.1%)                                                                   (1,826,654)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $ 2,551,323,531
                                                                                                            ===============

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                      228,720  Boeing Co.                                                $     13,370,971
                                                 58,048  General Dynamics Corp.                                           6,214,038
                                                 39,387  Goodrich Corp.                                                   1,508,128
                                                243,677  Honeywell International, Inc.                                    9,067,221
                                                 35,374  L-3 Communications Holdings, Inc.                                2,512,261
                                                117,370  Lockheed Martin Corp.                                            7,166,612
                                                105,452  Northrop Grumman Corp. (d)                                       5,692,299
                                                114,474  Raytheon Co.                                                     4,430,144
                                                 45,915  Rockwell Collins, Inc.                                           2,185,095
                                                143,248  United Technologies Corp.                                       14,562,592
                                                                                                                   ----------------
                                                                                                                         66,709,361
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics -                        85,908  FedEx Corp.                                                      8,071,057
1.0%                                             16,074  Ryder System, Inc.                                                 670,286
                                                312,000  United Parcel Service, Inc. Class B                             22,694,880
                                                                                                                   ----------------
                                                                                                                         31,436,223
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                  60,076  Delta Air Lines, Inc. (a)(d)                                       243,308
                                                203,695  Southwest Airlines Co.                                           2,900,617
                                                                                                                   ----------------
                                                                                                                          3,143,925
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                           19,330  Cooper Tire & Rubber Co.                                           354,899
                                                 38,645  Dana Corp.                                                         494,269
                                                145,325  Delphi Corp.                                                       651,056
                                                 60,793  The Goodyear Tire & Rubber Co. (a)(d)                              811,587
                                                 48,520  Johnson Controls, Inc.                                           2,705,475
                                                 31,926  Visteon Corp.                                                      182,297
                                                                                                                   ----------------
                                                                                                                          5,199,583
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                              511,299  Ford Motor Co.                                                   5,793,018
                                                162,806  General Motors Corp. (d)                                         4,784,868
                                                 76,159  Harley-Davidson, Inc. (d)                                        4,398,944
                                                                                                                   ----------------
                                                                                                                         14,976,830
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%                                223,685  Anheuser-Busch Cos., Inc.                                       10,600,432
                                                 31,788  Brown-Forman Corp. Class B                                       1,740,393
                                                632,528  The Coca-Cola Co.                                               26,357,442
                                                109,887  Coca-Cola Enterprises, Inc.                                      2,254,881
                                                 24,983  Molson Coors Brewing Co. Class B                                 1,927,938
                                                 67,422  Pepsi Bottling Group, Inc.                                       1,877,703
                                                468,788  PepsiCo, Inc.                                                   24,859,828
                                                                                                                   ----------------
                                                                                                                         69,618,617
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                            348,647  Amgen, Inc. (a)                                                 20,294,742
                                                 52,855  Applera Corp. - Applied Biosystems Group                         1,043,358
                                                 93,440  Biogen Idec, Inc. (a)(d)                                         3,224,614
                                                 46,734  Chiron Corp. (a)                                                 1,638,494
                                                 72,380  Genzyme Corp. (a)                                                4,143,031
                                                111,000  Gilead Sciences, Inc. (a)                                        3,973,800
                                                 75,852  Medimmune, Inc. (a)                                              1,806,036
                                                                                                                   ----------------
                                                                                                                         36,124,075
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                         55,100  American Standard Cos., Inc.                                     2,561,048
                                                115,079  Masco Corp.                                                      3,989,789
                                                                                                                   ----------------
                                                                                                                          6,550,837
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                          224,195  The Bank of New York Co., Inc.                                   6,512,865
                                                 31,511  The Bear Stearns Cos., Inc.                                      3,147,949
                                                352,368  The Charles Schwab Corp.                                         3,703,388
                                                 93,900  E*Trade Financial Corp. (a)                                      1,126,800
                                                 25,800  Federated Investors, Inc. Class B                                  730,398
                                                 59,686  Franklin Resources, Inc.                                         4,097,444
                                                127,900  Goldman Sachs Group, Inc.                                       14,067,721
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 61,505  Janus Capital Group, Inc.                                 $        857,995
                                                 74,178  Lehman Brothers Holdings, Inc.                                   6,984,600
                                                108,116  Mellon Financial Corp.                                           3,085,631
                                                260,267  Merrill Lynch & Co., Inc. (b)                                   14,731,112
                                                311,498  Morgan Stanley                                                  17,833,261
                                                 67,527  Northern Trust Corp.                                             2,933,373
                                                 98,623  State Street Corp.                                               4,311,798
                                                 32,824  T. Rowe Price Group, Inc.                                        1,949,089
                                                                                                                   ----------------
                                                                                                                         86,073,424
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                                 58,147  Air Products & Chemicals, Inc.                                   3,680,124
                                                260,676  The Dow Chemical Co.                                            12,994,699
                                                279,073  E.I. du Pont de Nemours & Co.                                   14,299,700
                                                 26,650  Eastman Chemical Co.                                             1,572,350
                                                 66,714  Ecolab, Inc. (d)                                                 2,204,898
                                                 31,797  Engelhard Corp.                                                    954,864
                                                 11,835  Great Lakes Chemical Corp.                                         380,140
                                                 26,659  Hercules, Inc. (a)                                                 386,022
                                                 23,896  International Flavors & Fragrances, Inc.                           943,892
                                                 76,477  Monsanto Co.                                                     4,932,767
                                                 44,387  PPG Industries, Inc.                                             3,174,558
                                                 83,746  Praxair, Inc.                                                    4,008,084
                                                 54,703  Rohm & Haas Co.                                                  2,625,744
                                                 19,223  Sigma-Aldrich Corp.                                              1,177,409
                                                                                                                   ----------------
                                                                                                                         53,335,251
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.7%                          92,003  AmSouth Bancorp                                                  2,387,478
                                                144,800  BB&T Corp. (d)                                                   5,658,784
                                              1,133,606  Bank of America Corp.                                           49,992,025
                                                 52,491  Comerica, Inc.                                                   2,891,204
                                                 33,702  Compass Bancshares, Inc.                                         1,530,071
                                                152,656  Fifth Third Bancorp (d)                                          6,561,155
                                                 31,800  First Horizon National Corp.                                     1,297,122
                                                 59,929  Huntington Bancshares, Inc.                                      1,432,303
                                                113,810  Keycorp                                                          3,693,135
                                                 30,600  M&T Bank Corp.                                                   3,123,036
                                                 57,900  Marshall & Ilsley Corp.                                          2,417,325
                                                175,956  National City Corp.                                              5,894,526
                                                121,592  North Fork Bancorporation, Inc. (d)                              3,372,962
                                                 83,868  PNC Financial Services Group, Inc.                               4,317,525
                                                120,354  Regions Financial Corp. (d)                                      3,899,470
                                                 97,399  SunTrust Banks, Inc.                                             7,019,546
                                                 75,251  Synovus Financial Corp.                                          2,096,493
                                                512,265  U.S. Bancorp                                                    14,763,477
                                                440,226  Wachovia Corp.                                                  22,411,906
                                                474,122  Wells Fargo & Co.                                               28,352,496
                                                 22,802  Zions Bancorporation                                             1,573,794
                                                                                                                   ----------------
                                                                                                                        174,685,833
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                            68,878  Allied Waste Industries, Inc. (a)(d)                               503,498
Supplies - 0.9%                                  48,900  Apollo Group, Inc. Class A (a)(d)                                3,621,534
                                                 27,858  Avery Dennison Corp.                                             1,725,246
                                                277,425  Cendant Corp.                                                    5,698,309
                                                 48,002  Cintas Corp.                                                     1,982,963
                                                 35,902  Equifax, Inc.                                                    1,101,832
                                                 48,885  H&R Block, Inc.                                                  2,472,603
                                                 30,039  Monster Worldwide, Inc. (a)                                        842,594
                                                 60,382  Pitney Bowes, Inc.                                               2,724,436
                                                 51,695  R.R. Donnelley & Sons Co.                                        1,634,596
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 44,511  Robert Half International, Inc.                           $      1,200,017
                                                151,014  Waste Management, Inc.                                           4,356,754
                                                                                                                   ----------------
                                                                                                                         27,864,382
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -                      195,055  ADC Telecommunications, Inc. (a)                                   388,159
2.4%                                             46,639  Andrew Corp. (a)(d)                                                546,143
                                                121,982  Avaya, Inc. (a)                                                  1,424,750
                                                145,095  Ciena Corp. (a)                                                    249,563
                                              1,807,371  Cisco Systems, Inc. (a)                                         32,333,867
                                                 55,443  Comverse Technology, Inc. (a)                                    1,398,272
                                                370,175  Corning, Inc. (a)                                                4,120,048
                                                    276  Enterasys Networks, Inc. (a)                                           386
                                                486,887  JDS Uniphase Corp. (a)                                             813,101
                                              1,266,558  Lucent Technologies, Inc. (a)(d)                                 3,483,035
                                                674,369  Motorola, Inc.                                                  10,095,304
                                                460,260  Qualcomm, Inc.                                                  16,868,529
                                                 39,994  Scientific-Atlanta, Inc.                                         1,128,631
                                                146,087  Tellabs, Inc. (a)                                                1,066,435
                                                                                                                   ----------------
                                                                                                                         73,916,223
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals -                       224,634  Apple Computer, Inc. (a)                                         9,360,499
3.8%                                            686,916  Dell, Inc. (a)(d)                                               26,391,313
                                                643,254  EMC Corp. (a)(d)                                                 7,924,889
                                                 82,498  Gateway, Inc. (a)                                                  332,467
                                                828,617  Hewlett-Packard Co.                                             18,179,857
                                                456,967  International Business Machines Corp.                           41,757,644
                                                 38,339  Lexmark International, Inc. Class A (a)                          3,065,970
                                                 47,936  NCR Corp. (a)                                                    1,617,361
                                                 90,921  Network Appliance, Inc. (a)                                      2,514,875
                                                 29,608  QLogic Corp. (a)                                                 1,199,124
                                                965,756  Sun Microsystems, Inc. (a)                                       3,901,654
                                                                                                                   ----------------
                                                                                                                        116,245,653
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                                   21,561  Fluor Corp.                                                      1,195,126
Engineering - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials -                         26,147  Vulcan Materials Co.                                             1,485,934
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.2%                         333,584  American Express Co.                                            17,136,210
                                                 66,067  Capital One Financial Corp.                                      4,939,829
                                                339,372  MBNA Corp.                                                       8,331,583
                                                 74,773  Providian Financial Corp. (a)                                    1,283,105
                                                123,030  SLM Corp.                                                        6,131,815
                                                                                                                   ----------------
                                                                                                                         37,822,542
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging -                         29,360  Ball Corp.                                                       1,217,853
0.2%                                             27,436  Bemis Co.                                                          853,808
                                                 40,225  Pactiv Corp. (a)                                                   939,254
                                                 22,069  Sealed Air Corp. (a)                                             1,146,264
                                                 19,153  Temple-Inland, Inc.                                              1,389,550
                                                                                                                   ----------------
                                                                                                                          5,546,729
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                              45,414  Genuine Parts Co. (d)                                            1,975,055
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                            59,700  CIT Group, Inc.                                                  2,268,600
Services - 3.6%                               1,461,636  Citigroup, Inc.                                                 65,685,922
                                                993,356  JPMorgan Chase & Co.                                            34,370,118
                                                 39,240  Moody's Corp.                                                    3,172,946
                                                 81,700  Principal Financial Group                                        3,144,633
                                                                                                                   ----------------
                                                                                                                        108,642,219
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                                     230,592  AT&T Corp.                                                       4,323,600
Telecommunication                                89,337  Alltel Corp. (d)                                                 4,900,134
Services - 2.8%                                 499,534  BellSouth Corp.                                                 13,132,749
                                                 36,677  CenturyTel, Inc.                                                 1,204,473
                                                116,918  Citizens Communications Co.                                      1,512,919
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                462,945  Qwest Communications International Inc. (a)(d)            $      1,712,897
                                                923,605  SBC Communications, Inc.                                        21,880,202
                                                414,600  Sprint Corp.                                                     9,432,150
                                                774,428  Verizon Communications, Inc.                                    27,492,194
                                                                                                                   ----------------
                                                                                                                         85,591,318
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%                        35,320  Allegheny Energy, Inc. (a)(d)                                      729,711
                                                 48,381  Ameren Corp.                                                     2,371,153
                                                118,120  American Electric Power Co., Inc.                                4,023,167
                                                 82,970  Centerpoint Energy, Inc.                                           998,129
                                                 55,828  Cinergy Corp.                                                    2,262,150
                                                 74,025  Consolidated Edison, Inc. (d)                                    3,122,374
                                                 40,438  DTE Energy Co. (d)                                               1,839,120
                                                 84,399  Edison International                                             2,930,333
                                                 65,955  Entergy Corp.                                                    4,660,380
                                                189,228  Exelon Corp.                                                     8,683,673
                                                110,214  FPL Group, Inc.                                                  4,425,092
                                                 84,716  FirstEnergy Corp.                                                3,553,836
                                                107,977  PG&E Corp. (d)                                                   3,682,016
                                                 47,032  PPL Corp.                                                        2,539,258
                                                 23,332  Pinnacle West Capital Corp.                                        991,843
                                                 77,526  Progress Energy, Inc. (a)(d)                                     3,252,216
                                                198,023  The Southern Co. (d)                                             6,303,072
                                                 50,696  TECO Energy, Inc.                                                  794,913
                                                 70,022  TXU Corp. (d)                                                    5,575,852
                                                103,902  Xcel Energy, Inc. (d)                                            1,785,036
                                                                                                                   ----------------
                                                                                                                         64,523,324
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment -                           51,444  American Power Conversion Corp.                                  1,343,203
0.4%                                             24,052  Cooper Industries Ltd. Class A                                   1,720,199
                                                112,648  Emerson Electric Co.                                             7,314,235
                                                 47,015  Rockwell Automation, Inc.                                        2,662,930
                                                                                                                   ----------------
                                                                                                                         13,040,567
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          125,010  Agilent Technologies, Inc. (a)                                   2,775,222
Instruments - 0.3%                               46,064  Jabil Circuit, Inc. (a)                                          1,313,745
                                                 48,762  Molex, Inc.                                                      1,285,366
                                                172,563  Sanmina-SCI Corp. (a)                                              900,779
                                                223,112  Solectron Corp. (a)                                                774,199
                                                 60,811  Symbol Technologies, Inc.                                          881,151
                                                 23,236  Tektronix, Inc.                                                    569,979
                                                                                                                   ----------------
                                                                                                                          8,500,441
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                               48,700  BJ Services Co. (d)                                              2,526,556
Services - 1.2%                                  86,444  Baker Hughes, Inc.                                               3,845,893
                                                134,904  Halliburton Co.                                                  5,834,598
                                                 46,815  Nabors Industries Ltd. (a)                                       2,768,639
                                                 45,337  National Oilwell Varco, Inc. (a)                                 2,117,222
                                                 43,079  Noble Corp. (d)                                                  2,421,470
                                                 38,372  Rowan Cos., Inc.                                                 1,148,474
                                                160,454  Schlumberger Ltd.                                               11,308,798
                                                 93,241  Transocean, Inc. (a)(d)                                          4,798,182
                                                                                                                   ----------------
                                                                                                                         36,769,832
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                                  100,566  Albertson's, Inc. (d)                                            2,076,688
Retailing - 2.8%                                115,718  CVS Corp.                                                        6,089,081
                                                135,024  Costco Wholesale Corp.                                           5,965,360
                                                192,224  The Kroger Co. (a)                                               3,081,351
                                                112,558  Safeway, Inc. (a)                                                2,085,700
                                                 32,042  Supervalu, Inc.                                                  1,068,601
                                                168,700  Sysco Corp. (d)                                                  6,039,460
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                952,055  Wal-Mart Stores, Inc.                                     $     47,707,476
                                                279,424  Walgreen Co.                                                    12,412,014
                                                                                                                   ----------------
                                                                                                                         86,525,731
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                            167,134  Archer-Daniels-Midland Co. (d)                                   4,108,154
                                                105,235  Campbell Soup Co.                                                3,053,920
                                                139,378  ConAgra Foods, Inc.                                              3,765,993
                                                105,060  General Mills, Inc. (d)                                          5,163,699
                                                 89,936  HJ Heinz Co.                                                     3,313,242
                                                 65,556  The Hershey Co.                                                  3,963,516
                                                105,465  Kellogg Co.                                                      4,563,471
                                                 35,400  McCormick & Co., Inc.                                            1,218,822
                                                203,641  Sara Lee Corp.                                                   4,512,685
                                                 57,970  Wm. Wrigley Jr. Co.                                              3,801,093
                                                                                                                   ----------------
                                                                                                                         37,464,595
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                             41,261  KeySpan Corp.                                                    1,607,941
                                                 11,254  Nicor, Inc.                                                        417,411
                                                 63,637  NiSource, Inc. (d)                                               1,450,287
                                                  9,504  Peoples Energy Corp.                                               398,408
                                                                                                                   ----------------
                                                                                                                          3,874,047
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                          13,787  Bausch & Lomb, Inc.                                              1,010,587
Supplies - 2.2%                                 177,827  Baxter International, Inc.                                       6,042,561
                                                 65,395  Becton Dickinson & Co.                                           3,820,376
                                                 75,735  Biomet, Inc.                                                     2,749,180
                                                218,764  Boston Scientific Corp. (a)                                      6,407,597
                                                 27,018  CR Bard, Inc.                                                    1,839,385
                                                 36,500  Fisher Scientific International (a)                              2,077,580
                                                 90,921  Guidant Corp.                                                    6,719,062
                                                 40,211  Hospira, Inc. (a)                                                1,297,609
                                                338,140  Medtronic, Inc.                                                 17,228,233
                                                 11,255  Millipore Corp. (a)                                                488,467
                                                 28,284  PerkinElmer, Inc.                                                  583,499
                                                 95,788  St. Jude Medical, Inc. (a)                                       3,448,368
                                                110,310  Stryker Corp.                                                    4,920,929
                                                 43,357  Thermo Electron Corp. (a)                                        1,096,499
                                                 31,120  Waters Corp. (a)                                                 1,113,785
                                                 68,477  Zimmer Holdings, Inc. (a)(d)                                     5,328,195
                                                                                                                   ----------------
                                                                                                                         66,171,912
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                          83,484  Aetna, Inc. New Shares                                           6,257,126
Services - 2.6%                                  33,043  AmerisourceBergen Corp.                                          1,893,033
                                                121,491  Cardinal Health, Inc.                                            6,779,198
                                                119,235  Caremark Rx, Inc. (a)                                            4,743,168
                                                 39,696  Cigna Corp.                                                      3,544,853
                                                 22,600  Express Scripts, Inc. (a)                                        1,970,494
                                                122,096  HCA, Inc. (d)                                                    6,540,683
                                                 77,700  Health Management Associates, Inc. Class A                       2,034,186
                                                 42,004  Humana, Inc. (a)                                                 1,341,608
                                                 62,140  IMS Health, Inc.                                                 1,515,595
                                                 35,800  Laboratory Corp. of America Holdings (a)                         1,725,560
                                                 23,204  Manor Care, Inc.                                                   843,697
                                                 86,284  McKesson Corp.                                                   3,257,221
                                                 80,001  Medco Health Solutions, Inc. (a)                                 3,965,650
                                                 25,900  Quest Diagnostics                                                2,722,867
                                                121,637  Tenet Healthcare Corp. (a)(d)                                    1,402,475
                                                179,378  UnitedHealth Group, Inc.                                        17,109,074
                                                 83,892  WellPoint, Inc. (a)                                             10,515,862
                                                                                                                   ----------------
                                                                                                                         78,162,350
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                           152,880  Carnival Corp. (d)                                        $      7,920,713
Leisure - 1.5%                                   42,507  Darden Restaurants, Inc.                                         1,304,115
                                                 35,530  Harrah's Entertainment, Inc. (d)                                 2,294,527
                                                108,031  Hilton Hotels Corp.                                              2,414,493
                                                100,320  International Game Technology (d)                                2,674,531
                                                 59,027  Marriott International, Inc. Class A                             3,946,545
                                                355,218  McDonald's Corp.                                                11,061,489
                                                114,412  Starbucks Corp. (a)                                              5,910,524
                                                 62,168  Starwood Hotels & Resorts Worldwide, Inc.                        3,731,945
                                                 38,772  Wendy's International, Inc.                                      1,513,659
                                                 75,334  Yum! Brands, Inc.                                                3,903,055
                                                                                                                   ----------------
                                                                                                                         46,675,596
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                        25,542  Black & Decker Corp.                                             2,017,562
                                                 31,468  Centex Corp.                                                     1,802,172
                                                 37,915  Fortune Brands, Inc.                                             3,057,086
                                                 13,411  KB Home                                                          1,575,256
                                                 50,016  Leggett & Platt, Inc.                                            1,444,462
                                                 20,403  Maytag Corp. (d)                                                   285,030
                                                 70,154  Newell Rubbermaid, Inc.                                          1,539,179
                                                 35,686  Pulte Homes, Inc.                                                2,627,560
                                                 15,352  Snap-On, Inc.                                                      488,040
                                                 20,843  The Stanley Works                                                  943,563
                                                 22,960  Whirlpool Corp.                                                  1,555,081
                                                                                                                   ----------------
                                                                                                                         17,334,991
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                        47,198  Clorox Co. (d)                                                   2,973,002
                                                151,381  Colgate-Palmolive Co.                                            7,897,547
                                                138,623  Kimberly-Clark Corp.                                             9,111,690
                                                704,896  Procter & Gamble Co.                                            37,359,488
                                                                                                                   ----------------
                                                                                                                         57,341,727
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                               39,500  Affiliated Computer Services, Inc. Class A (a)                   2,102,980
                                                156,080  Automatic Data Processing, Inc. (d)                              7,015,796
                                                 46,150  Computer Sciences Corp. (a)                                      2,115,977
                                                 37,614  Convergys Corp. (a)                                                561,577
                                                134,387  Electronic Data Systems Corp.                                    2,777,779
                                                220,400  First Data Corp.                                                 8,663,924
                                                 60,792  Fiserv, Inc. (a)(d)                                              2,419,522
                                                109,958  Paychex, Inc.                                                    3,608,822
                                                 35,873  Sabre Holdings Corp. Class A                                       784,901
                                                 74,900  Sungard Data Systems, Inc. (a)                                   2,584,050
                                                 85,482  Unisys Corp. (a)                                                   603,503
                                                                                                                   ----------------
                                                                                                                         33,238,831
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                      215,788  3M Co.                                                          18,490,874
Conglomerates - 4.8%                          2,963,781  General Electric Co.                                           106,873,943
                                                 35,914  Textron, Inc.                                                    2,679,903
                                                562,825  Tyco International Ltd. (d)                                     19,023,485
                                                                                                                   ----------------
                                                                                                                        147,068,205
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                                 72,610  ACE Ltd.                                                         2,996,615
                                                 27,466  AMBAC Financial Group, Inc.                                      2,053,084
                                                 79,785  AON Corp.                                                        1,822,289
                                                130,799  Aflac, Inc.                                                      4,873,571
                                                194,444  The Allstate Corp.                                              10,511,643
                                                728,207  American International Group, Inc.                              40,349,950
                                                 56,853  Chubb Corp.                                                      4,506,737
                                                 43,801  Cincinnati Financial Corp.                                       1,910,162
                                                 85,225  Hartford Financial Services Group, Inc. (d)                      5,843,026
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 35,336  Jefferson-Pilot Corp.                                     $      1,733,231
                                                 46,619  Lincoln National Corp.                                           2,104,382
                                                 47,290  Loews Corp.                                                      3,477,707
                                                 37,845  MBIA, Inc.                                                       1,978,537
                                                150,998  Marsh & McLennan Cos., Inc.                                      4,593,359
                                                196,142  Metlife, Inc.                                                    7,669,152
                                                 53,000  The Progressive Corp.                                            4,863,280
                                                141,200  Prudential Financial, Inc.                                       8,104,880
                                                 38,322  Safeco Corp.                                                     1,866,665
                                                182,827  The St. Paul Travelers Cos., Inc.                                6,715,236
                                                 29,156  Torchmark Corp.                                                  1,521,943
                                                 90,267  UnumProvident Corp.                                              1,536,344
                                                 35,305  XL Capital Ltd. Class A                                          2,555,023
                                                                                                                   ----------------
                                                                                                                        123,586,816
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                              333,200  eBay, Inc. (a)(d)                                               12,415,032
Retail - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                             358,360  Yahoo!, Inc. (a)                                                12,148,404
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                              24,164  Brunswick Corp.                                                  1,132,083
Products - 0.2%                                  85,553  Eastman Kodak Co.                                                2,784,750
                                                 45,494  Hasbro, Inc.                                                       930,352
                                                103,134  Mattel, Inc.                                                     2,201,911
                                                                                                                   ----------------
                                                                                                                          7,049,096
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                                 96,944  Caterpillar, Inc.                                                8,864,559
                                                 15,709  Cummins, Inc.                                                    1,105,128
                                                 77,850  Danaher Corp. (d)                                                4,157,968
                                                 72,298  Deere & Co.                                                      4,853,365
                                                 52,759  Dover Corp.                                                      1,993,763
                                                 46,350  Eaton Corp.                                                      3,031,290
                                                 23,896  ITT Industries, Inc.                                             2,156,375
                                                 78,221  Illinois Tool Works, Inc.                                        7,003,126
                                                 51,498  Ingersoll-Rand Co. Class A                                       4,101,816
                                                 18,558  Navistar International Corp. (a)                                   675,511
                                                 44,674  Paccar, Inc.                                                     3,233,951
                                                 32,003  Pall Corp.                                                         867,921
                                                 36,288  Parker Hannifin Corp.                                            2,210,665
                                                                                                                   ----------------
                                                                                                                         44,255,438
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.0%                                    154,954  Clear Channel Communications, Inc. (d)                           5,341,264
                                                499,243  Comcast Corp. Class A (a)(d)                                    16,864,428
                                                119,005  Comcast Corp. Special Class A (a)                                3,974,767
                                                 20,819  Dow Jones & Co., Inc.                                              778,006
                                                 73,979  Gannett Co., Inc. (d)                                            5,850,259
                                                103,886  Interpublic Group of Cos., Inc. (a)(d)                           1,275,720
                                                 20,551  Knight-Ridder, Inc.                                              1,382,055
                                                 49,008  The McGraw-Hill Cos., Inc.                                       4,275,948
                                                 13,021  Meredith Corp.                                                     608,732
                                                 38,147  New York Times Co. Class A                                       1,395,417
                                                794,700  News Corp. Class A                                              13,446,324
                                                 54,597  Omnicom Group                                                    4,832,926
                                              1,285,184  Time Warner, Inc. (a)(d)                                        22,554,979
                                                 79,842  Tribune Co.                                                      3,183,301
                                                 82,071  Univision Communications, Inc. Class A (a)(d)                    2,272,546
                                                476,663  Viacom, Inc. Class B                                            16,602,172
                                                572,447  Walt Disney Co. (d)                                             16,446,402
                                                                                                                   ----------------
                                                                                                                        121,085,246
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                          247,945  Alcoa, Inc. (d)                                                  7,535,048
                                                 21,828  Allegheny Technologies, Inc.                                       526,273
                                                 56,734  Freeport-McMoRan Copper & Gold, Inc. Class B                     2,247,234
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                129,586  Newmont Mining Corp.                                      $      5,475,009
                                                 45,832  Nucor Corp.                                                      2,638,090
                                                 28,588  Phelps Dodge Corp.                                               2,908,257
                                                 34,522  United States Steel Corp.                                        1,755,444
                                                                                                                   ----------------
                                                                                                                         23,085,355
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                               167,160  The AES Corp. (a)(d)                                             2,738,081
Unregulated                                      70,814  CMS Energy Corp. (a)                                               923,414
Power - 0.9%                                    202,660  Calpine Corp. (a)(d)                                               567,448
                                                 54,249  Constellation Energy Group, Inc.                                 2,804,673
                                                 95,653  Dominion Resources, Inc.                                         7,119,453
                                                250,619  Duke Energy Corp. (d)                                            7,019,838
                                                111,971  Dynegy, Inc. Class A (a)                                           437,807
                                                    900  Progress Energy, Inc. (d)                                              108
                                                 71,364  Public Service Enterprise Group, Inc. (d)                        3,881,488
                                                 59,038  Sempra Energy                                                    2,352,074
                                                                                                                   ----------------
                                                                                                                         27,844,384
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                          29,695  Big Lots, Inc. (a)                                                 356,934
                                                 21,764  Dillard's, Inc. Class A                                            585,452
                                                 82,050  Dollar General Corp.                                             1,797,715
                                                 43,464  Family Dollar Stores, Inc.                                       1,319,567
                                                 50,667  Federated Department Stores                                      3,224,448
                                                 79,698  JC Penney Co., Inc.                                              4,137,920
                                                 88,109  Kohl's Corp. (a)                                                 4,549,068
                                                 86,828  The May Department Stores Co.                                    3,214,373
                                                 35,636  Nordstrom, Inc.                                                  1,973,522
                                                 30,007  Sears Holdings Corp. (a)(d)                                      3,996,067
                                                244,435  Target Corp.                                                    12,226,639
                                                                                                                   ----------------
                                                                                                                         37,381,705
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                       248,502  Xerox Corp. (a)(d)                                               3,764,805
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 7.6%                                 28,467  Amerada Hess Corp.                                               2,738,810
                                                 70,361  Anadarko Petroleum Corp.                                         5,354,472
                                                 83,742  Apache Corp.                                                     5,127,523
                                                 21,358  Ashland, Inc.                                                    1,441,024
                                                101,536  Burlington Resources, Inc.                                       5,083,907
                                                588,000  ChevronTexaco Corp.                                             34,286,280
                                                194,689  ConocoPhillips                                                  20,995,262
                                                124,794  Devon Energy Corp.                                               5,958,913
                                                 72,540  EOG Resources, Inc.                                              3,535,600
                                                156,915  El Paso Corp. (d)                                                1,660,161
                                              1,783,712  Exxon Mobil Corp. (e)                                          106,309,235
                                                 46,465  Kerr-McGee Corp.                                                 3,639,603
                                                 34,734  Kinder Morgan, Inc.                                              2,629,364
                                                102,947  Marathon Oil Corp.                                               4,830,273
                                                113,429  Occidental Petroleum Corp.                                       8,072,742
                                                 21,685  Sunoco, Inc.                                                     2,244,831
                                                 78,874  Unocal Corp.                                                     4,865,737
                                                 73,700  Valero Energy Corp. (d)                                          5,399,999
                                                150,986  Williams Cos., Inc.                                              2,840,047
                                                 96,533  XTO Energy, Inc.                                                 3,170,155
                                                                                                                   ----------------
                                                                                                                        230,183,938
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                                   65,067  Georgia-Pacific Corp.                                            2,309,228
Products - 0.5%                                 132,762  International Paper Co.                                          4,884,314
                                                 39,428  Louisiana-Pacific Corp.                                            991,220
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 52,372  MeadWestvaco Corp.                                        $      1,666,477
                                                 63,161  Weyerhaeuser Co. (d)                                             4,326,529
                                                                                                                   ----------------
                                                                                                                         14,177,768
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                         19,792  Alberto-Culver Co. Class B                                         947,245
                                                121,860  Avon Products, Inc.                                              5,232,668
                                                278,901  The Gillette Co.                                                14,078,922
                                                                                                                   ----------------
                                                                                                                         20,258,835
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.0%                          435,917  Abbott Laboratories                                             20,322,450
                                                 39,464  Allergan, Inc. (d)                                               2,741,564
                                                534,161  Bristol-Myers Squibb Co. (d)                                    13,599,739
                                                316,677  Eli Lilly & Co.                                                 16,498,872
                                                 95,564  Forest Laboratories, Inc. (a)                                    3,531,090
                                                831,477  Johnson & Johnson                                               55,841,995
                                                 60,455  King Pharmaceuticals, Inc. (a)                                     502,381
                                                622,857  Merck & Co., Inc.                                               20,161,881
                                                 68,300  Mylan Laboratories (d)                                           1,210,276
                                              2,084,181  Pfizer, Inc.                                                    54,751,435
                                                415,025  Schering-Plough Corp.                                            7,532,704
                                                 28,281  Watson Pharmaceuticals, Inc. (a)                                   869,075
                                                373,599  Wyeth (d)                                                       15,758,406
                                                                                                                   ----------------
                                                                                                                        213,321,868
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%                               22,900  Apartment Investment & Management Co. Class A                      851,880
                                                 47,800  Archstone-Smith Trust                                            1,630,458
                                                121,764  Equity Office Properties Trust                                   3,668,749
                                                 72,340  Equity Residential                                               2,330,071
                                                 47,200  Plum Creek Timber Co., Inc.                                      1,685,040
                                                 45,700  Prologis                                                         1,695,470
                                                 65,800  Simon Property Group, Inc.                                       3,986,164
                                                                                                                   ----------------
                                                                                                                         15,847,832
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                               99,894  Burlington Northern Santa Fe Corp.                               5,387,283
                                                 54,778  CSX Corp.                                                        2,281,504
                                                101,942  Norfolk Southern Corp.                                           3,776,951
                                                 76,776  Union Pacific Corp.                                              5,351,287
                                                                                                                   ----------------
                                                                                                                         16,797,025
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                115,847  Advanced Micro Devices, Inc. (a)                                 1,867,454
Semiconductor                                   112,490  Altera Corp. (a)(d)                                              2,225,052
Equipment - 3.0%                                 95,916  Analog Devices, Inc.                                             3,466,404
                                                452,876  Applied Materials, Inc.                                          7,359,235
                                                 80,767  Applied Micro Circuits Corp. (a)                                   265,723
                                                 89,681  Broadcom Corp. Class A (a)(d)                                    2,683,255
                                                100,058  Freescale Semiconductor, Inc. Class B (a)                        1,726,001
                                              1,735,631  Intel Corp.                                                     40,318,708
                                                 55,437  Kla-Tencor Corp. (d)                                             2,550,656
                                                 97,366  LSI Logic Corp. (a)                                                544,276
                                                 87,499  Linear Technology Corp.                                          3,352,087
                                                 95,260  Maxim Integrated Products, Inc.                                  3,893,276
                                                157,668  Micron Technology, Inc. (a)(d)                                   1,630,287
                                                 96,472  National Semiconductor Corp.                                     1,988,288
                                                 40,600  Novellus Systems, Inc. (a)                                       1,085,238
                                                 52,820  Nvidia Corp. (a)                                                 1,255,003
                                                 45,754  PMC - Sierra, Inc. (a)                                             402,635
                                                 49,532  Teradyne, Inc. (a)                                                 723,167
                                                472,072  Texas Instruments, Inc. (d)                                     12,033,115
                                                102,393  Xilinx, Inc.                                                     2,992,947
                                                                                                                   ----------------
                                                                                                                         92,362,807
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.8%                                  65,625  Adobe Systems, Inc.                                       $      4,408,031
                                                 69,028  Autodesk, Inc.                                                   2,054,273
                                                 58,120  BMC Software, Inc. (a)                                             871,800
                                                 45,105  Citrix Systems, Inc. (a)                                         1,074,401
                                                150,812  Computer Associates International, Inc.                          4,087,005
                                                 93,549  Compuware Corp. (a)                                                673,553
                                                 86,800  Electronic Arts, Inc. (a)                                        4,494,504
                                                 56,052  Intuit, Inc. (a)                                                 2,453,396
                                                 28,027  Mercury Interactive Corp. (a)                                    1,327,919
                                              2,830,724  Microsoft Corp. (e)                                             68,418,599
                                                 99,724  Novell, Inc. (a)(d)                                                594,355
                                              1,268,585  Oracle Corp. (a)                                                15,831,941
                                                 67,865  Parametric Technology Corp. (a)                                    379,365
                                                129,837  Siebel Systems, Inc. (a)                                         1,185,412
                                                201,800  Symantec Corp. (a)                                               4,304,394
                                                123,081  Veritas Software Corp. (a)                                       2,857,941
                                                                                                                   ----------------
                                                                                                                        115,016,889
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.3%                          70,700  Autonation, Inc. (a)                                             1,339,058
                                                 21,477  Autozone, Inc. (a)                                               1,840,579
                                                 88,824  Bed Bath & Beyond, Inc. (a)                                      3,245,629
                                                 86,746  Best Buy Co., Inc.                                               4,685,151
                                                 50,723  Circuit City Stores, Inc.                                          814,104
                                                214,993  The Gap, Inc.                                                    4,695,447
                                                613,886  Home Depot, Inc.                                                23,475,001
                                                 97,494  Limited Brands                                                   2,369,104
                                                210,840  Lowe's Cos., Inc. (d)                                           12,036,856
                                                 81,158  Office Depot, Inc. (a)                                           1,800,084
                                                 33,024  OfficeMax, Inc.                                                  1,106,304
                                                 42,198  RadioShack Corp.                                                 1,033,851
                                                 37,592  The Sherwin-Williams Co.                                         1,653,672
                                                129,034  Staples, Inc.                                                    4,055,539
                                                129,848  TJX Cos., Inc.                                                   3,198,156
                                                 37,301  Tiffany & Co.                                                    1,287,631
                                                 51,297  Toys "R" Us, Inc. (a)                                            1,321,411
                                                                                                                   ----------------
                                                                                                                         69,957,577
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                              48,000  Coach, Inc. (a)                                                  2,718,240
Luxury Goods - 0.4%                              33,060  Jones Apparel Group, Inc.                                        1,107,179
                                                 26,038  Liz Claiborne, Inc.                                              1,044,905
                                                 66,810  Nike, Inc. Class B                                               5,565,941
                                                 21,487  Reebok International Ltd.                                          951,874
                                                 28,567  VF Corp.                                                         1,689,452
                                                                                                                   ----------------
                                                                                                                         13,077,591
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                              152,510  Countrywide Financial Corp.                                      4,950,475
Finance - 1.6%                                  270,573  Fannie Mae                                                      14,732,700
                                                189,403  Freddie Mac                                                     11,970,270
                                                 77,996  Golden West Financial Corp.                                      4,718,758
                                                 25,080  MGIC Investment Corp.                                            1,546,684
                                                 93,500  Sovereign Bancorp, Inc.                                          2,071,960
                                                237,586  Washington Mutual, Inc.                                          9,384,647
                                                                                                                   ----------------
                                                                                                                         49,375,494
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                  578,718  Altria Group, Inc.                                              37,842,370
                                                 35,900  Reynolds American, Inc. (d)                                      2,893,181
                                                 43,135  UST, Inc.                                                        2,230,080
                                                                                                                   ----------------
                                                                                                                         42,965,631
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2005

Industry*                                   Shares Held  Common Stocks                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                              22,245  WW Grainger, Inc.                                         $      1,385,196
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                      312,177  Nextel Communications, Inc. Class A (a)                          8,872,070
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Common Stocks
                                                         (Cost - $2,648,366,516) - 99.2%                              3,021,048,091
-----------------------------------------------------------------------------------------------------------------------------------

                                    Beneficial Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                           $ 18,044,803  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                         Series I (b)                                                    18,044,803
                                            257,161,850  Merrill Lynch Liquidity Series, LLC Money Market
                                                         Series (b)(c)                                                  257,161,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Short-Term Securities
                                                         (Cost - $275,206,653) - 9.1%                                   275,206,653
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $2,923,573,169**) - 108.3%                                                                  3,296,254,744

Liabilities in Excess of Other Assets - (8.3%)                                                                         (251,988,198)
                                                                                                                   ----------------
Net Assets - 100.0%                                                                                                $  3,044,266,546
                                                                                                                   ================

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,004,671,579
                                                                ===============
      Gross unrealized appreciation                             $   556,633,523
      Gross unrealized depreciation                                (265,050,358)
                                                                ---------------
      Net unrealized appreciation                               $   291,583,165
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

     ---------------------------------------------------------------------------------------
                                                                                   Interest/
     Affiliate                                                Net Activity   Dividend Income
     ---------------------------------------------------------------------------------------
     Merrill Lynch & Co., Inc.                                      16,700   $        38,971
     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ 4,214,287   $       104,354
     Merrill Lynch Liquidity Series, LLC Money Market Series   $61,854,570   $        62,924
     ---------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

     ---------------------------------------------------------------------------
     Number of                     Expiration                         Unrealized
     Contracts   Issue             Date           Face Value        Depreciation
     ---------------------------------------------------------------------------
        84       S&P 500 Index     June 2005      $24,861,900        $ (322,795)
     ---------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: May 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: May 23, 2005